SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare		¥ 131,679	¥ 146,416
VAT and other surcharges payable		14,209	74,854
Advertising and marketing fees payable		136	6,757
Accrued IPO cost		6,903	5,215
Other payables		12,787	16,087
Accrued expenses and other current liabilities	$ 22,705	¥ 165,714	¥ 249,329